Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continual monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continual testing of aspects of our security posture internally and with third-party consultants or collaborators, internal and external evaluations of our security measures, a solid incident response framework and regular cybersecurity training sessions for our employees. Our IT department is actively engaged in continual monitoring of the performance of our application, platforms and infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats. We also engage third-party service providers to perform vulnerability scanning, emergency vulnerability assessment, major security incident warning and threat detection.

Our IT department engages with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with such third-party service providers. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through our supplier assessment process. Additionally, for independent security researchers, we require adherence to the security-related agreement when submitting vulnerabilities.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continual monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continual testing of aspects of our security posture internally and with third-party consultants or collaborators, internal and external evaluations of our security measures, a solid incident response framework and regular cybersecurity training sessions for our employees. Our IT department is actively engaged in continual monitoring of the performance of our application, platforms and infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats. We also engage third-party service providers to perform vulnerability scanning, emergency vulnerability assessment, major security incident warning and threat detection.

Our IT department engages with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with such third-party service providers. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through our supplier assessment process. Additionally, for independent security researchers, we require adherence to the security-related agreement when submitting vulnerabilities.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. When appropriate, periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company. With respect to disclosure of any material cybersecurity incident or threat, the chief executive officer, the chief financial officer and the principal officer in charge of the cybersecurity matters, or the Cybersecurity Officer, shall discuss with our board of directors, our disclosure committee comprised of our Cybersecurity Officer and certain other heads of our company, and other members of senior management and external legal counsel, as appropriate, and review the information, issues involved, disclosures to be made and the procedures followed.

At the management level, our chief executive officer, our chief financial officer and our Cybersecurity Officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to the company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Officer has years of experience in the field of information technology and cybersecurity and holds relevant degrees and certificates. Our chief executive officer, our chief financial officer and our Cybersecurity Officer meet with our board of directors (i) update the status of any material cybersecurity incidents or material risks from cybersecurity threats to the company, if any, and the relevant disclosure issues, and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. Our board of directors is responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. When appropriate, periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company. With respect to disclosure of any material cybersecurity incident or threat, the chief executive officer, the chief financial officer and the principal officer in charge of the cybersecurity matters, or the Cybersecurity Officer, shall discuss with our board of directors, our disclosure committee comprised of our Cybersecurity Officer and certain other heads of our company, and other members of senior management and external legal counsel, as appropriate, and review the information, issues involved, disclosures to be made and the procedures followed.

At the management level, our chief executive officer, our chief financial officer and our Cybersecurity Officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to the company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Officer has years of experience in the field of information technology and cybersecurity and holds relevant degrees and certificates. Our chief executive officer, our chief financial officer and our Cybersecurity Officer meet with our board of directors (i) update the status of any material cybersecurity incidents or material risks from cybersecurity threats to the company, if any, and the relevant disclosure issues, and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. Our board of directors is responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	At the management level, our chief executive officer, our chief financial officer and our Cybersecurity Officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to the company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Cybersecurity Officer has years of experience in the field of information technology and cybersecurity and holds relevant degrees and certificates.